Pay vs Performance Disclosure	12 Months Ended
	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO Named Executive Officers (“Non-PEO NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
Year (a)	Summary Compensation Table Total for PEO(1) ($) (b)	Compensation Actually Paid to PEO(1)(2)(3) ($) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($) (e)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Thousands) (h)	Return on Net Assets(5) (i)
					TSR ($) (f)	Peer Group TSR ($) (g)
2024	4,753,370	7,315,589	1,309,495	1,801,724	168.11	221.53	33,059	17.5%
2023	4,840,411	8,931,902	983,937	1,399,589	153.69	148.27	82,501	18.5%
2022	4,504,839	6,485,749	1,102,349	1,444,717	125.19	132.53	88,336	20.8%
2021	4,110,943	5,903,105	1,727,010	2,428,823	115.35	143.76	56,980	15.5%

(1)
George L. Wilson was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022 – 2023	2024
William C. Griffiths	Scott M. Zuehlke	Scott M. Zuehlke
Scott M. Zuehlke	Paul B. Cornett	Paul B. Cornett
Paul B. Cornett	Kimberley N. Garcia	Kimberley N. Garcia
Mark A. Livingston	Mark A. Livingston

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are zero since the benefit for all participants in our defined benefit pension plan were frozen on January 1, 2020.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	4,753,370	—	(1,718,775)	—	4,280,994	7,315,589
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,309,495	—	(335,005)	—	827,234	1,801,724
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2024	2,787,044	881,619	—	612,331	—	—	4,280,994
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	542,745	180,410	—	104,079	—	—	827,234

(4)
The Peer Group TSR set forth in this table utilizes the S&P 600 Building Products (Industry) Index (“S&P 600 Building Products”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended October 31, 2024. The comparison assumes $100 was invested for the period starting October 31, 2020, through the end of the listed year in the Company and in the S&P 600 Building Products, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Return on Net Assets to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. RONA is defined as operating income over total assets (measured as a five-quarter trailing average), minus cash, minus current liabilities, plus current long-term debt. This performance measure may not have been the most important financial performance measure for years 2023, 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Return on Net Assets
Named Executive Officers, Footnote
George L. Wilson was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022 – 2023	2024
William C. Griffiths	Scott M. Zuehlke	Scott M. Zuehlke
Scott M. Zuehlke	Paul B. Cornett	Paul B. Cornett
Paul B. Cornett	Kimberley N. Garcia	Kimberley N. Garcia
Mark A. Livingston	Mark A. Livingston

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the S&P 600 Building Products (Industry) Index (“S&P 600 Building Products”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended October 31, 2024. The comparison assumes $100 was invested for the period starting October 31, 2020, through the end of the listed year in the Company and in the S&P 600 Building Products, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 4,753,370	$ 4,840,411	$ 4,504,839	$ 4,110,943
PEO Actually Paid Compensation Amount	$ 7,315,589	8,931,902	6,485,749	5,903,105
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are zero since the benefit for all participants in our defined benefit pension plan were frozen on January 1, 2020.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	4,753,370	—	(1,718,775)	—	4,280,994	7,315,589
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2024	2,787,044	881,619	—	612,331	—	—	4,280,994

Non-PEO NEO Average Total Compensation Amount	$ 1,309,495	983,937	1,102,349	1,727,010
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,801,724	1,399,589	1,444,717	2,428,823
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are zero since the benefit for all participants in our defined benefit pension plan were frozen on January 1, 2020.
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,309,495	—	(335,005)	—	827,234	1,801,724
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	542,745	180,410	—	104,079	—	—	827,234

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for fiscal 2024 to Company performance. The measures in this table are not ranked.
Absolute Total Shareholder Return
EBITDA
EBITDA as a % of Sales
Return on Net Assets
Sales
Working Capital

Total Shareholder Return Amount	$ 168.11	153.69	125.19	115.35
Peer Group Total Shareholder Return Amount	221.53	148.27	132.53	143.76
Net Income (Loss)	$ 33,059,000	$ 82,501,000	$ 88,336,000	$ 56,980,000
Company Selected Measure Amount	17.5	18.5	20.8	15.5
PEO Name	George L. Wilson
Additional 402(v) Disclosure
Prohibition on Certain Transactions Involving Company Stock
The Company’s Corporate Governance Guidelines specifically prohibit the Company’s directors, officers and employees from hedging or pledging Company stock; maintaining margin accounts holding Company Stock, and buying or selling any puts, calls or other derivatives of Company stock. Please see the “Corporate Governance Guidelines” section of this Proxy Statement for the Company’s policy with regard to these activities.
The Company has adopted an insider trading policy applicable to directors, officers, and employees, that is reasonably designed to promote compliance with insider trading laws. This policy can be found in the “Investors” section of the Company’s website at www.quanex.com. It is also the policy of the Company that the Company will not engage in open market transactions in Company securities while aware of material nonpublic information relating to the Company or Company securities.

Measure:: 1
Pay vs Performance Disclosure
Name	Absolute Total Shareholder Return
Non-GAAP Measure Description
(5)
We determined Return on Net Assets to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. RONA is defined as operating income over total assets (measured as a five-quarter trailing average), minus cash, minus current liabilities, plus current long-term debt. This performance measure may not have been the most important financial performance measure for years 2023, 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA as a % of Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Net Assets
Measure:: 5
Pay vs Performance Disclosure
Name	Sales
Measure:: 6
Pay vs Performance Disclosure
Name	Working Capital
PEO | Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,718,775)
PEO | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,280,994
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,787,044
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	881,619
PEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	612,331
PEO | Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(335,005)
Non-PEO NEO | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	827,234
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	542,745
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	180,410
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	104,079
Non-PEO NEO | Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount